Commitment And Contingent Liabilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015
Operating Leased Assets [Line Items]
Rent expenses	$ 2,309	$ 1,303	$ 897
Pledged bank deposit for office lease agreement and hedging transaction				839
Bank guarantee, office lease agreement				222
Lease of Motor Vehicles
Operating Leased Assets [Line Items]
Rent expenses	$ 369	$ 386	$ 305